LONG-TERM DEBT, NET (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net

Long-term debt, net consisted of the following:

	September 30,	December 31,
	2016	2015
Studio City Project Facility (net of unamortized deferred financing costs of $32,948 and $51,845 as of September 30, 2016 and December 31, 2015, respectively)	$1,223,871	$1,243,844
2013 Senior Notes (net of unamortized deferred financing costs of $55,452 and $63,486 as of September 30, 2016 and December 31, 2015, respectively)	944,548	936,514
Studio City Notes (net of unamortized deferred financing costs of $13,218 and $15,129 as of September 30, 2016 and December 31, 2015, respectively)	811,782	809,871
2015 Credit Facilities (net of unamortized deferred financing costs of $10,473 and $12,399 as of September 30, 2016 and December 31, 2015, respectively)	479,533	488,886
Philippine Notes (net of unamortized deferred financing costs of $3,491 and $4,614 as of September 30, 2016 and December 31, 2015, respectively)	307,345	313,412
Aircraft Term Loan	18,092	22,705

	3,785,171	3,815,232
Current portion of long-term debt (net of unamortized deferred financing costs of $2,765 and $3,669 as of September 30, 2016 and December 31, 2015, respectively)	(117,393)	(102,836)

	$3,667,778	$3,712,396

Summary of Interest on Long-Term Debt

Total interest on long-term debt consisted of the following:

	Nine Months Ended September 30,
	2016	2015
Interest for Studio City Notes	$52,594	$52,594
Interest for Studio City Project Facility	46,274	45,930
Interest for 2013 Senior Notes	37,500	37,500
Interest for Philippine Notes	14,934	15,580
Interest for 2015 Credit Facilities	5,735	2,557
Interest for Aircraft Term Loan	550	630
Interest for 2011 Credit Facilities	—	3,768

	157,587	158,559
Interest capitalized	(21,162)	(113,881)

	$136,425	$44,678